Document and Entity Information	Feb. 25, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001693415
Document Type	8-K
Document Period End Date	Feb. 25, 2021
Entity Registrant Name	Translate Bio, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38550
Entity Tax Identification Number	61-1807780
Entity Address, Address Line One	29 Hartwell Avenue
Entity Address, City or Town	Lexington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02421
City Area Code	(617)
Local Phone Number	945-7361
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	TBIO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false